Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended
	Feb. 19, 2026	Mar. 11, 2026
Subsequent Events [Line Items]
Exercise price (in Dollars per share)	$ 8.01
Revised expiration date	5 years
One-time discretionary bonus for the officers (in Dollars)		$ 520
Number of new stock issued during the period and held in abeyance		593,667
October 29, 2025 [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)	$ 8.01
Revised expiration date	5 years
Number of warrants issued following shareholder approval	410,000
November 29, 2025 [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)	$ 5.58
Revised expiration date	5 years
Number of warrants issued shareholder approval in connection with the November 2025 inducement agreement	1,937,833
2024 Global Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Number of common shares reserved for future issuance under 2024 GEIP	477,238
Aggregate number of common shares reserved for future issuance before the increase	824,619
2024 Global Equity Incentive Plan [Member] | Maximum [Member]
Subsequent Events [Line Items]
Number of ordinary shares reserved for issuance	1,301,857